Offerings	Jun. 11, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying Pre-funded Warrants Issued to Selling Stockholders
Amount Registered | shares	9,332,000
Proposed Maximum Offering Price per Unit | $ / shares	0.18
Maximum Aggregate Offering Price	$ 1,679,760
Fee Rate	0.01531%
Amount of Registration Fee	$ 257.17
Offering Note	Represents shares offered by the selling stockholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock being registered hereunder include such indeterminate number of shares as may be issuable as a result of stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee and is based on the average of the high and low sales prices of the registrant’s common stock of $0.18 per share on June 4, 2025 as reported on The Nasdaq Capital Market, pursuant to Rule 457(c) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issued to Selling Stockholders
Amount Registered | shares	47,717,087
Proposed Maximum Offering Price per Unit | $ / shares	0.18
Maximum Aggregate Offering Price	$ 8,589,076
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,314.99
Offering Note	Represents shares offered by the selling stockholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock being registered hereunder include such indeterminate number of shares as may be issuable as a result of stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee and is based on the average of the high and low sales prices of the registrant’s common stock of $0.18 per share on June 4, 2025 as reported on The Nasdaq Capital Market, pursuant to Rule 457(c) under the Securities Act.